Operating segment - Summary of Non-current Assets by Geographical Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 731,644	$ 685,448
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets	444,975	447,519
Foreign countries [member] | Bosnia and Herzegovina [Member]
Disclosure of geographical areas [line items]
Non-current assets	50,572
Foreign countries [member] | USA [Member]
Disclosure of geographical areas [line items]
Non-current assets	197,751	199,441
Foreign countries [member] | Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	31,990	31,390
Foreign countries [member] | Mexico [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 6,356	$ 7,098